Pension and OPEB Plans (Change In Project Benefit Obligations) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			$ 2,567	$ 3,358	$ 3,358	$ 3,596	$ 3,400
Service cost	$ 6	$ 7	18	23	31	33	29
Interest cost	30	23	91	68	90	84	103
Actuarial loss (gain)					(662)	(95)	302
Benefits paid					(169)	(171)	(165)
Settlement charges					(81)	(89)	(73)
Projected benefit obligation at end of year					2,567	3,358	3,596
Accumulated benefit obligation at end of year					2,452	3,199	3,433
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			664	861	861	1,013	999
Service cost	1	1	3	3	4	5	6
Interest cost	$ 8	$ 6	$ 24	$ 18	25	26	32
Participant contributions					19	19	18
Actuarial loss (gain)					(190)	(136)	20
Benefits paid					(55)	(66)	(63)
Curtailment							1
Projected benefit obligation at end of year					$ 664	$ 861	$ 1,013